NOTES PAYABLE (Details 1) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 14, 2020	Sep. 26, 2020	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
Balance at beginning of period Notes payables				$ 172,747,559
Payment of Amendment Fee			$ 834,000
Shares Issued for Debt Issuance Costs	$ 468,564	$ 32,744,770
Shares Issued to Settle Debt				5,255,172
Balance at ending of period Notes payables				168,998,605	$ 172,747,559
Notes Payable [Member]
Balance at beginning of period Notes payables		$ 168,998,605	168,998,605	172,747,559
Cash additions			14,830,279	13,850,000	166,243,539
Non-Cash Additions - Business Acquisition				0	26,750,000
Non-cash Addition-Debt modification			877,439	1,000,000	0
Debt discount Recognized on modifacation			(947,918)	(1,000,000)	0
Payment of Amendment Fee				(500,000)	0
Paid in kind interest Capitalized			11,454,467
Cash payments			(481,780)	(14,779,091)	(55,007,057)
Equity Components of debt			(5,310,375)	(5,331,969)	(13,590,104)
Shares Issued for Debt Issuance Costs				0	(1,857,431)
Conversion of Convertible Debentures				0	(3,802,381)
Shares Issued to Settle Debt				(4,393,342)	(8,929,288)
Cash paid for debt issuance costs			70,479	(61,500)	(2,019,472)
Accreation of debt discount			5,021,917	6,895,051	7,848,740
Non-Cash Loss on Extinguishment of Debt				571,897	1,164,054
Balance at ending of period Notes payables			194,513,113	168,998,605	172,747,559
Less Current portion of notes payables			(16,761,052)	(16,188,668)	(21,998,522)
Notes payable, Net of Current portion			$ 177,752,061	$ 152,809,937	$ 150,749,037